Share repurchase plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 13, 2023	Feb. 14, 2022	Feb. 10, 2021	Dec. 02, 2019	Dec. 06, 2018
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)					2,000,000	2,000,000	3,500,000	2,500,000
Common share repurchase program, authorized repurchase amount							$ 125,000,000
Repurchased and retired during period (in shares)	102,000
Acquired number of shares (in shares)	102,000	534,828	3,452,000
Average cost per share (in dollars per share)	$ 38.21	$ 36.93	$ 25.10
Total cost	$ 3,897,268	$ 19,753,336	$ 86,639,889
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)				3,000,000